SCHEDULE OF CONCENTRATION OF CREDIT RISK (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer A [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	20.30%
Customer A [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	43.10%
Customer B [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.50%	11.40%	23.30%
Customer C [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.20%		13.90%
Customer D [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		52.10%	19.50%
Customer E [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		13.20%
Customer F [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.20%
Supplier A [Member] | Supplier Concentration Risk [Member] | Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage		24.00%
Supplier B [Member] | Supplier Concentration Risk [Member] | Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage		11.30%
Supplier C [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	16.40%